Other Operating Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income
Exchange rate differences		kr 149	kr 2,501
Pass through costs	kr 439
Net gains on disposal of equipment		110
Other income	2,423
Total	kr 2,862	kr 259	kr 2,501